UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2009

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
January 2010
Dear Shareholders:

I have a bit of a reputation around the office for being perpetually bearish in my market outlook. There may be some truth to that description, but I hate being in situations where I am surprised by events with negative investment implications that could readily be anticipated. Additionally, as much as I focus on what can go wrong I also try to examine where I might be wrong and how results might be a pleasant surprise.  There will always be opportunities to invest and my job is to find the opportunities that make the most sense right now. I prefer to describe myself as a realist who keeps in mind the fact that things can go wrong just as much as they can go right.

So, how does a realist look at the current investment environment? The domestic economy finally turned to positive growth in the third quarter as government stimulus programs gave a boost to consumer spending. The realist wonders whether growth can continue as stimulus effects diminish.  Interest rates remain low as the Federal Reserve maintains short-term rates just above 0% while flooding the market with liquidity. Such efforts have historically worked to stimulate growth, but the realist is concerned that such efforts have also led to inflation along with having detrimental impact on international trade and currency valuation. Government spending continues to grow and looks to be even larger in coming years. While the government share of the overall economy may become larger, the realist fears that financing this spending may result in higher taxes, shrinking the consumer’s market impact, and higher interest rates, possibly impacting everyone’s ability to afford to borrow. Finally the realist looks at economic indicators like Industrial Production, Employment, Real Income, and Real Retail Sales which remain well below the recovery tracks that might be expected compared to past recessionary periods.

Still, there has generally been a disconnect between the performance of the stock market and that of the general economy. As a rule, the stock market tends to lead the economy by about six months. It has now been almost ten months since the market turned up suggesting that recovery should be at hand. However, the realist notes that recent market performance has been driven by lower quality issues which were badly beaten up on the way down. As it became apparent that these companies would survive, their stocks recovered to reflect that situation. Now the realist wonders if valuations have gone too far to reflect more than mere survival.

Taking all of this into account, our job is to invest accordingly and incorporate the top-down view of the economy with bottoms-up analysis of individual investment options.  Our fixed income portfolios are finding opportunities in taxable municipal bonds while we wait for opportunities to take advantage of interest rates moving higher. Our equity portfolios have maintained a high quality bias and actively seek out stocks of firms that we believe can thrive in whatever economic environment comes to pass.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized returns for the Fund for the period ended December 31, 2009 are as follows:

1 Year	5 Year	10 Years
22.84%	0.91%	1.19%

Gross Expense Ratio — 1.23% (as of 10/28/09)

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 26.46%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large-Cap Core group) returned 27.14% during this same time period.  As of December 31, 2009, based on total returns, the Growth Fund (Class Y) ranked in the 77th percentile compared to the Lipper peer group for the past year and in the 39th  and top 26th percentiles for the past five and ten years, out of 906, 653, and 374 funds, respectively.

The stock market continued to recover in the second half of 2009 as it became clear that the economy was showing signs of stabilization and that financial markets were not going to “melt down”.  Government stimulus packages, such as Cash for Clunkers, allowed GDP to return to positive territory in the third quarter. However, many of the usual economic indicators are tracking well below the recovery trajectories they have shown coming out of previous recessions. Industrial Production, Real Income, Real Retail Sales, and quite importantly Employment are well below levels that might be expected in recovery. The Unemployment Rate has jumped to more than 10% and many economists believe it will remain at elevated levels throughout 2010.  With the Federal Reserve maintaining accommodative policies by keeping short-term interest rates low, we expect the economy may be able to gain some traction as the year progresses.

While the stock market recovery was welcome, the largest positive stock movements came from the lowest quality issues. As it became clear that companies thought to be teetering on the edge of viability would actually survive, the stocks came roaring back. Given our philosophy of owning high quality stocks, the Growth Fund participated in the rally but could not keep pace with a market being led by the lowest quality names. As the year ended, the performance differences between quality tiers appeared to be abating. We remain cautious in our near-term outlook given the lack of traction we see in the overall economy while we look for opportunities that may flourish over the long haul.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the period ending December 31, 2009 are as follows:

1 Year	5 Year	10 Year
8.73%	4.97%	6.14%
Gross Expense Ratio — 0.97% (as of 10/28/09)

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

One year later the world is a better place. In 2009 the bond market staged a remarkable recovery, coming back from the brink of disaster. After a miserable 2008 corporate and junk debt staged massive rallies. Investors, who had fled from all but the safest investments in 2008, dove back into the most volatile bonds. Treasury bonds that had been the market leaders fell in price. The U.S. government sold a record breaking $2.1 trillion of new debt to help fund a multitude of stimulus programs. Investment grade corporate debt logged impressive gains, returning almost 20%. The fund’s performance benefitted from an underweight in Treasury debt, and an overweight in corporate bonds.

As we enter 2010 fear has been replaced by relative complacency. However, the Federal Reserve is set to unwind some of the programs implemented to stimulate the economy. These developments could be a sticking point for the credit markets. The nagging high unemployment rate continues to support the bond market. Until there is a measurable reduction in the unemployment level, the Fed will hold short interest rates at historical lows.

Currently, the fund is duration neutral to the Barclay’s Capital U.S. Aggregate Bond Index. We are overweight corporate debt and a new sector, Build America Bonds (BABS). BABS are taxable municipal bonds used to finance various infrastructure projects. We feel these securities offer compelling value versus comparable rated corporate bonds. We continue to feel investment grade bonds are an attractive investment in the current slow-growth and low inflation environment. The biggest risk to bonds is a possible pickup in inflation, but this does not appear imminent.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.

The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Constructed in 1986 with data back to 1976, the Barclay’s Capital Aggregate Bond Index covers the dollar-denominated investment-grade fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS passthrough securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. These major sectors are subdivided into more specific subindices that are calculated and published on an ongoing basis.

You cannot invest directly in an index.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.

COUNTRY Mutual Funds — Expense Example December 31, 2009 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 7/1/09 – 12/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual(1)	$1,000.00	$1,201.50	$6.71
Hypothetical(2)	$1,000.00	$1,019.11	$6.16

(1)	Ending account values and expenses paid during period based on a 20.15% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual(1)	$1,000.00	$1,043.80	$4.38
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 4.38% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example December 31, 2009 (unaudited) (continued)

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual(1)	$1,000.00	$1,202.00	$6.72
Hypothetical(2)	$1,000.00	$1,019.11	$6.16

(1)	Ending account values and expenses paid during period based on a 20.20% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual(1)	$1,000.00	$1,043.40	$4.38
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 4.34% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Allocation of Portfolio Assets December 31, 2009 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

* Expressed as a percentage of total investments.

COUNTRY Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY Growth Fund
Average Annual Returns   December 31, 2009

	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	22.84%	0.91%	1.19%
S&P 500 Index(1)	26.46%	0.42%	-0.95%
Lipper Large Cap Core Funds Average(2)	27.14%	0.47%	-0.47%
_______________

(1)	The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(2)	The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments)   December 31, 2009

	Value	Percent of Fund
Exxon Mobil Corporation	$7,098,579	3.69%
CVS Caremark Corporation	6,155,331	3.20%
AFLAC INCORPORATED	4,625,000	2.40%
Wal-Mart Stores, Inc.	4,356,175	2.26%
Microsoft Corporation	4,332,629	2.25%
Gentex Corporation	4,119,780	2.14%
Chesapeake Energy Corp.	3,993,284	2.07%
Intel Corporation	3,957,600	2.05%
JPMorgan Chase & Co.	3,791,970	1.97%
Halliburton Company	3,752,223	1.95%
	$46,182,571	23.98%

COUNTRY Bond Fund
Average Annual Returns   December 31, 2009

	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	8.73%	4.97%	6.14%
Barclays Capital Aggregate Bond Index(1)	5.93%	4.97%	6.33%
Merrill Lynch U.S. Domestic Master Bond Index(2)	5.24%	5.09%	6.40%
Lipper Intermediate Investment-Grade Debt Funds Average(3)	12.89%	3.90%	5.51%
_______________

(1)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)	The Lipper Intermediate Investment-Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments)   December 31, 2009

	Value	Percent of Fund
U.S. Treasury Inflation Index, 3.125%, 5/15/2019	$2,841,093	1.52%
U.S. Treasury Bonds, 4.250%, 5/15/2039	2,814,375	1.50%
Government National Mortgage Association, 5.500%, 1/15/2038	2,275,264	1.21%
Federal National Mortgage Association, 5.000%, 5/1/2023	2,105,566	1.12%
Government National Mortgage Association, 5.000%, 1/15/2038	1,971,905	1.05%
Federal Home Loan Mortgage Corp., 5.500%, 3/1/2022	1,634,304	0.87%
Federal Home Loan Mortgage Corp., 6.000%, 5/1/2037	1,569,999	0.84%
United States Treasury Notes, 3.000%, 7/15/2012	1,551,218	0.83%
Federal National Mortgage Association, 5.000%, 6/1/2038	1,475,539	0.79%
U.S. Treasury Inflation Index Bonds, 1.750%, 1/15/2028	1,459,491	0.78%
	$19,698,754	10.51%

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 95.90%
Consumer Discretionary — 10.18%
Abercrombie & Fitch Co. - Class A	58,500	$2,038,725
Comcast Corporation	98,300	1,657,338
Darden Restaurants, Inc.	18,500	648,795
Gentex Corporation	230,800	4,119,780
The Home Depot, Inc.	95,200	2,754,136
Limited Brands, Inc.	177,000	3,405,480
News Corporation - Class A	162,700	2,227,363
Target Corporation	57,000	2,757,090
		19,608,707
Consumer Staples — 13.29%
Archer-Daniels-Midland Company	94,000	2,943,140
CVS Caremark Corporation	191,100	6,155,331
The Kroger Co.	71,000	1,457,630
McCormick & Company	64,700	2,337,611
Philip Morris International, Inc.	60,000	2,891,400
The Procter & Gamble Company	55,800	3,383,154
Sysco Corporation	74,000	2,067,560
Wal-Mart Stores, Inc.	81,500	4,356,175
		25,592,001
Energy — 13.45%
Apache Corporation	31,900	3,291,123
Chesapeake Energy Corp.	154,300	3,993,284
ChevronTexaco Corp	35,000	2,694,650
ConocoPhillips	39,000	1,991,730
Exxon Mobil Corporation	104,100	7,098,579
Halliburton Company	124,700	3,752,223
Schlumberger Limited (a)	47,300	3,078,757
		25,900,346
Financials — 10.07%
ACE Limited (a)	57,000	2,872,800
AFLAC INCORPORATED	100,000	4,625,000
American Express Company	60,000	2,431,200
The Bank of New York Mellon Corporation	66,600	1,862,802
JPMorgan Chase & Co.	91,000	3,791,970
State Street Corp.	49,500	2,155,230
Wells Fargo & Company	61,300	1,654,487
		19,393,489
Health Care — 14.67%
Abbott Laboratories	67,900	3,665,921
Amgen Inc. (b)	49,100	2,777,587
Baxter International Inc.	50,600	2,969,208
Covance, Inc. (b)	43,100	2,351,967
Gilead Sciences, Inc. (b)	34,800	1,506,144
Hologic, Inc. (b)	136,300	1,976,350
Johnson & Johnson	50,000	3,220,500
Medtronic, Inc.	83,600	3,676,728
Pfizer Inc.	135,000	2,455,650
WellPoint Inc. (b)	62,900	3,666,441
		28,266,496
Industrials — 10.86%
3M Co.	39,500	3,265,465
Caterpillar Inc.	36,000	2,051,640
Emerson Electric Co.	59,900	2,551,740
General Dynamics Corp.	32,400	2,208,708
General Electric Company	240,400	3,637,252
Ingersoll-Rand PLC (a)	56,000	2,001,440
Iron Mountain, Inc. (b)	91,800	2,089,368
Stericycle, Inc. (b)	56,600	3,122,622
		20,928,235
Information Technology — 16.26%
Cisco Systems, Inc. (b)	112,000	2,681,280
Dell, Inc. (b)	166,500	2,390,940
EMC Corporation (b)	180,500	3,153,335
Intel Corporation	194,000	3,957,600
International Business Machines Corporation	24,400	3,193,960
Intuit Inc. (b)	115,900	3,559,289
Microsoft Corporation	142,100	4,332,629
Nokia Corp. - ADR	155,000	1,991,750
QUALCOMM Inc.	47,100	2,178,846
Research In Motion Ltd (a) (b)	13,400	905,036
Western Union Company	158,000	2,978,300
		31,322,965
Materials — 1.50%
BHP Billiton Limited - ADR	21,500	1,646,470
Newmont Mining Corporation	26,200	1,239,522
		2,885,992
Telecommunication Services — 3.27%
American Tower Corporation - Class A (b)	26,100	1,127,781
AT&T, Inc.	133,000	3,727,990
Verizon Communications Inc.	43,500	1,441,155
		6,296,926
Utilities — 2.35%
Dominion Resources Inc	46,300	1,801,996
Exelon Corp.	15,100	737,937
FPL Group, Inc.	37,600	1,986,032
		4,525,965
TOTAL COMMON STOCKS
(Cost $153,051,028)		184,721,122

	Principal
	Amount
MORTGAGE BACKED SECURITIES — 0.14%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$46,487	43,930
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	143,073	152,485
Government National Mortgage Association
9.000%, 07/15/2016	1,739	1,935
6.500%, 07/15/2029	8,251	8,913
Mortgage IT Trust
4.250%, 02/25/2035 (c)	43,451	34,588
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $29,650) (d)	28,704	26,704
TOTAL MORTGAGE BACKED SECURITIES
(Cost $271,072)		268,555

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.01%
Money Market Funds — 4.01%
Federated Prime Obligation
Fund, 0.110% (c)	5,000,000	$5,000,000
Virtus Insight Money
Market Fund, 0.170% (c)	2,715,243	2,715,243
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,715,243)		7,715,243
TOTAL INVESTMENTS — 100.05%
(Cost $161,037,343)		192,704,920
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.05)%		(92,394)
TOTAL NET ASSETS — 100.00%		$192,612,526

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Foreign issuer.
(b)	Non-income producing security.
(c)	The coupon rate shown on variable rate securities represents the rates at December 31, 2009.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2009 these securities represented 0.01% of total net assets.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Bond Fund

	Shares	Value
COMMON STOCKS — 0.02%
Financials — 0.02%
CIT Group, Inc. (a)	1,517	$41,884
TOTAL COMMON STOCKS
(Cost $1,124)		41,884

	Principal
	Amount
ASSET-BACKED SECURITIES — 3.44%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	1,069,830
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	500,000	523,933
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	500,000	511,717
CIT Equipment Collateral
5.050%, 04/20/2014	445,912	451,945
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	204,531
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	464,998	357,957
5.363%, 03/25/2030	305,745	251,445
4.931%, 05/25/2032 (b)	189,885	121,247
FedEx Corp.
6.720%, 01/15/2022	278,398	290,480
Green Tree Financial Corporation
6.870%, 01/15/2029	44,374	44,048
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	525,008
John Deere Owner Trust
4.890%, 03/16/2015	400,000	404,610
National Collegiate Student Loan Trust
0.374%, 06/25/2028 (b)	250,000	198,217
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	423,438
Residential Asset Securities Corporation
4.767%, 10/25/2032	453,146	375,834
5.600%, 06/25/2034 (b)	1,000,000	691,221
TOTAL ASSET BACKED SECURITIES
(Cost $6,847,096)		6,445,461
CORPORATE BONDS — 28.76%
Abbott Laboratories
5.600%, 05/15/2011	400,000	424,253
6.150%, 11/30/2037	500,000	538,555
ABX Financing Co.
5.750%, 10/15/2016 (Acquired 01/22/2009,
Cost $204,602) (c)(d)	225,000	234,430
Alabama Power Co.
5.500%, 10/15/2017	250,000	266,348
Alcoa, Inc.
5.550%, 02/01/2017	400,000	397,723
American Express Travel
5.250%, 11/21/2011
(Acquired 07/27/2007, Cost $645,361) (c)	650,000	681,640
American Honda Finance Corporation
6.700%, 10/01/2013
(Acquired 09/24/2008, Cost $499,520) (c)	500,000	547,535
American International Group, Inc.
5.850%, 01/16/2018	500,000	410,264
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	540,848
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (c)(d)	250,000	269,134
Apache Corp.
6.900%, 09/15/2018	600,000	703,062
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	426,050
ASIF Global Financing XIX
4.900%, 01/17/2013
(Acquired 01/10/2003, Cost $249,218) (c)	250,000	230,063
AT&T Inc.
5.625%, 06/15/2016	500,000	537,120
5.500%, 02/01/2018	500,000	521,708
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	282,193
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	697,871
Bank of America Corporation
6.975%, 03/07/2037	250,000	261,952
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	211,204
BHP Billiton Finance
5.125%, 03/29/2012 (d)	500,000	532,201
BP America Leasing, Inc.
5.523%, 05/08/2019
(Acquired 05/28/2009, Cost $489,370) (c)	500,000	527,148
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	531,125
5.720%, 01/15/2024	390,661	407,369
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	262,837
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	300,000	318,334
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	286,177
Caterpillar Inc.
5.700%, 08/15/2016	500,000	540,905
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	307,827
Cisco Systems Inc
5.250%, 02/22/2011	500,000	524,663
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,033,215
5.500%, 08/27/2012	250,000	261,317
CIT Group, Inc.
7.000%, 05/01/2013	17,630	16,440
7.000%, 05/01/2014	26,446	24,562
7.000%, 05/01/2015	26,446	23,669
7.000%, 05/01/2016	44,077	38,788
7.000%, 05/01/2017	61,707	53,531
Clorox Company
5.950%, 10/15/2017	200,000	215,039
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	463,839
Comcast Corporation
6.500%, 01/15/2017	750,000	830,298
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	428,263
ConocoPhillips
6.650%, 07/15/2018	600,000	677,350

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Credit Suisse New York
5.000%, 05/15/2013 (d)	$400,000	$426,574
CSX Transportation, Inc.
6.420%, 06/15/2010	250,000	255,476
6.500%, 04/15/2014	600,000	647,245
Devon Energy Corp.
6.300%, 01/15/2019	400,000	445,383
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	532,618
Duke Energy Carolinas LLC
5.750%, 11/15/2013	400,000	437,595
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	264,234
Eaton Corp.
8.875%, 06/15/2019	300,000	367,804
Ecolab, Inc.
4.875%, 02/15/2015	450,000	474,844
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	318,701
Florida Power Corporation
4.800%, 03/01/2013	300,000	315,721
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	512,370
5.000%, 06/27/2018 (b)	356,000	354,951
General Electric Company
5.000%, 02/01/2013	300,000	317,388
General Mills, Inc.
5.700%, 02/15/2017	225,000	243,327
General Motors Corporation
8.375%, 07/15/2033 (e)	300,000	81,000
Georgia Power Company
5.700%, 06/01/2017	500,000	542,539
GlaxoSmithKline Capital Inc.
4.850%, 05/15/2013	500,000	536,725
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	428,966
Halliburton Company
6.750%, 02/01/2027	100,000	109,174
Harley-Davidson Funding
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $199,772) (c)	200,000	204,443
Home Depot, Inc.
5.250%, 12/16/2013	500,000	535,278
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	419,935
HSBC Holdings
6.800%, 06/01/2038 (d)	500,000	542,636
IBM Corp.
7.625%, 10/15/2018	250,000	305,286
Ingersoll-Rand Co.
6.015%, 02/15/2028 (d)	500,000	534,070
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	214,485
JP Morgan Chase & Co.
5.375%, 10/01/2012	750,000	811,597
7.900%, 04/30/2049 (b)	200,000	206,292
Kellogg Co.
5.125%, 12/03/2012	500,000	542,631
Keycorp
6.500%, 05/14/2013	200,000	206,428
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	554,284
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	387,042
6.125%, 02/01/2018	300,000	315,463
Lowe’s Companies, Inc.
6.650%, 09/15/2037	500,000	570,292
McKesson Corp.
7.500%, 02/15/2019	400,000	474,353
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	215,498
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	321,370
5.450%, 02/05/2013	500,000	526,135
Morgan Stanley
5.750%, 08/31/2012	200,000	214,515
5.450%, 01/09/2017	300,000	303,215
New York Life Global Funding
4.650%, 05/09/2013
(Acquired 05/02/2008, Cost $998,282) (c)	1,000,000	1,050,369
New York University
5.236%, 07/01/2032	500,000	484,890
New Valley Generation IV
4.687%, 01/15/2022	287,297	288,211
Nokia Corp.
5.375%, 05/15/2019 (d)	250,000	255,236
Northern States Power Co.
8.000%, 08/28/2012	500,000	573,639
Oracle Corp.
6.500%, 04/15/2038	300,000	329,428
Overseas Private Investment Company
3.420%, 01/15/2015	194,906	202,194
Pepperdine University
5.450%, 08/01/2019	250,000	260,783
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	530,909
Perforadora Centrale
5.240%, 12/15/2018 (d)	240,049	258,508
Pfizer, Inc.
5.350%, 03/15/2015	350,000	382,517
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	254,939
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	274,147
Regions Bank
7.500%, 05/15/2018	200,000	182,827
Rio Tinto Financial
5.875%, 07/15/2013 (d)	450,000	485,567
Rowan Companies, Inc.
5.880%, 03/15/2012	353,000	368,610
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	532,577
Simon Property Group LP
5.750%, 12/01/2015	300,000	305,926
SLM Inc.
8.450%, 06/15/2018	200,000	197,351
Southern California Edison
5.750%, 03/15/2014	400,000	442,290
Stanford University
4.750%, 05/01/2019	400,000	405,088
Staples, Inc.
9.750%, 01/15/2014	250,000	304,613
State Street Corporation
5.375%, 04/30/2017	400,000	407,888

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
StatoilHydro ASA
5.250%, 04/15/2019 (d)	$400,000	$423,979
Suncor Energy, Inc.
6.100%, 06/01/2018 (d)	500,000	536,516
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	198,249
Target Corporation
5.875%, 07/15/2016	750,000	825,056
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	243,755
Time Warner, Inc.
6.875%, 05/01/2012	500,000	547,371
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	321,492
7.500%, 04/15/2031 (d)	160,000	182,514
U.S. Trade Funding Corp.
4.260%, 11/15/2014
(Acquired 12/14/2004, Cost $172,947) (c)	173,761	181,471
Union Pacific Railroad Company
6.630%, 01/27/2022	335,134	372,535
5.866%, 07/02/2030	478,898	505,113
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	850,558
United Technologies Corp.
5.375%, 12/15/2017	600,000	639,389
University of Notre Dame
4.141%, 09/01/2013	250,000	261,283
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	417,428
Vessel Management Services Inc.
4.960%, 11/15/2027	288,000	289,483
Viacom, Inc.
5.750%, 04/30/2011
(Acquired 04/05/2006, Cost $496,980) (c)	500,000	520,919
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	514,222
Wachovia Corp.
5.750%, 06/15/2017	500,000	519,979
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,112,500
6.200%, 04/15/2038	400,000	441,118
Walt Disney Company
4.700%, 12/01/2012	500,000	538,326
Well Fargo Capital X
5.950%, 12/01/2036	200,000	174,000
Wells Fargo Company
4.875%, 01/12/2011	800,000	828,881
5.625%, 12/11/2017	500,000	520,078
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	221,344
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	425,271
TOTAL CORPORATE BONDS
(Cost $49,772,579)		53,896,070
MORTGAGE-BACKED SECURITIES — 26.18%
American Tower Trust
5.420%, 04/15/2037
(Acquired 05/01/2007, Cost $500,000) (c)	500,000	513,750
Bank of America Mortgage Securities
5.250%, 10/25/2020	422,088	415,790
Chase Funding Mortgage Loan
4.515%, 02/25/2014	211,176	199,238
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	221,296	211,353
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	325,407	307,510
6.000%, 11/25/2036	400,000	304,590
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	459,058	399,997
5.500%, 05/25/2036	500,000	332,465
CS First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	700,000	644,565
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	39,030	37,964
Deutsche Mortgage Securities, Inc.
5.159%, 06/26/2035 (Acquired 09/22/2005,
Cost $4,645) (c)(b)	4,647	4,621
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	29,721	31,113
4.500%, 05/01/2013	202,292	208,102
5.125%, 12/15/2013	158,700	163,818
5.500%, 10/01/2014	39,104	41,590
5.000%, 03/01/2015	127,941	133,014
6.500%, 03/01/2015	89,660	96,354
5.000%, 12/15/2017	750,000	796,139
5.000%, 11/15/2018	600,000	636,735
5.750%, 12/15/2018	239,338	250,269
5.000%, 10/01/2020	255,527	268,654
5.500%, 03/01/2022	1,535,274	1,634,304
5.000%, 03/01/2023	597,433	625,198
4.500%, 04/01/2023	398,154	406,441
4.500%, 11/15/2023	1,000,000	1,023,102
5.500%, 10/15/2025	500,000	528,732
7.150%, 09/25/2028 (b)	286,147	304,970
6.500%, 10/01/2029	145,072	157,041
5.000%, 10/15/2031	356,472	369,836
5.292%, 02/01/2037 (b)	541,965	569,275
6.000%, 05/01/2037	1,478,081	1,569,999
6.000%, 08/01/2037	1,324,359	1,406,717
6.000%, 01/01/2038	1,309,548	1,390,985
Federal National Mortgage Association
5.000%, 03/01/2010	37,385	37,385
4.750%, 02/21/2013	300,000	325,233
5.000%, 03/01/2013	58,709	60,533
4.500%, 04/01/2013	69,718	71,639
5.000%, 04/01/2013	51,684	53,290
5.000%, 05/01/2013	96,205	99,240
5.500%, 06/01/2013	49,705	51,570
4.700%, 06/25/2013	93,714	97,502
3.500%, 09/01/2013	219,283	222,646
4.500%, 09/01/2013	93,191	95,924
5.500%, 10/01/2013	110,919	115,429
5.000%, 02/01/2014	326,145	337,651
4.000%, 05/01/2015	511,475	524,046
6.000%, 06/25/2016	219,208	227,873
4.500%, 06/25/2018	1,250,000	1,296,137
4.500%, 01/01/2019	521,828	543,902
6.500%, 05/01/2019	61,777	65,752
4.448%, 01/01/2020 (b)	152,027	156,161
4.500%, 04/01/2020	469,538	487,346
5.500%, 04/25/2023	500,000	521,150

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Federal National Mortgage Association (continued)
5.000%, 05/01/2023	$2,012,661	$2,105,566
5.500%, 09/01/2025	341,846	361,421
5.500%, 02/01/2033	156,636	164,802
5.500%, 07/01/2033	599,845	630,462
5.290%, 11/25/2033	900,861	951,957
4.058%, 05/01/2034 (b)	150,904	156,772
5.500%, 07/01/2035	862,253	905,725
5.500%, 12/01/2035	316,173	332,113
5.000%, 06/01/2038	1,436,272	1,475,539
6.500%, 02/25/2044	227,912	238,524
6.500%, 05/25/2044	275,337	298,062
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	519,232
4.706%, 05/10/2043	399,672	401,829
Government National Mortgage Association
4.500%, 05/20/2014	182,759	187,141
4.140%, 03/16/2018	19,890	19,881
4.116%, 03/16/2019	416,105	420,677
4.031%, 01/16/2021	919,593	937,352
6.500%, 04/15/2026	74,743	80,334
8.000%, 07/15/2026	37,830	43,399
4.130%, 02/16/2027	356,644	362,300
3.727%, 03/16/2027	786,618	804,266
6.500%, 07/15/2029	46,785	50,541
7.500%, 11/15/2029	35,455	39,930
6.000%, 06/15/2031	373,997	399,532
6.000%, 02/15/2032	72,555	77,509
5.000%, 01/15/2033	809,357	838,668
3.998%, 10/16/2033	1,196,798	1,221,202
4.920%, 05/16/2034	600,000	631,396
6.000%, 10/15/2036	461,308	488,385
5.000%, 01/15/2038	1,913,956	1,971,905
5.500%, 01/15/2038	2,169,084	2,275,264
6.000%, 01/15/2038	1,151,606	1,217,998
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	228	227
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	309,108
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	29,296	29,871
4.799%, 12/15/2029	1,000,000	924,486
Master Adjustable Rate Mortgages Trust
3.012%, 04/21/2034 (b)	183,215	171,204
Master Alternative Loan Trust
5.000%, 06/25/2015	151,154	120,167
Mortgage IT Trust
4.250%, 02/25/2035 (b)	391,055	311,296
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $78,646) (c)	75,554	72,603
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $281,678) (c)	272,688	253,685
Residential Asset Securitization Trust
4.750%, 02/25/2019	241,529	233,076
Small Business Administration
Combination Trust
5.314%, 11/15/2036
(Acquired 10/30/2006, Cost $999,961) (c)	1,000,000	1,022,500
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	111,948	114,428
Small Business Administration
Participation Certificates (continued)
5.080%, 11/01/2022	290,500	305,129
4.640%, 05/01/2023	386,825	400,570
5.570%, 03/01/2026	297,331	319,833
Structured Asset Securities Corporation
6.290%, 11/25/2032 (b)	92,255	29,234
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	211,500
Wachovia Bank Commercial Mortgage Trust
5.237%, 07/15/2041 (b)	250,000	248,008
5.509%, 04/15/2047	500,000	401,229
WaMu Mortgage Pass Through Certificates
2.772%, 01/25/2033 (b)	46,334	42,448
4.825%, 10/25/2035 (b)	198,425	188,045
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	326,888	332,609
4.435%, 10/25/2033	466,374	446,534
5.587%, 07/25/2036	771,655	592,739
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $47,983,546)		49,064,853
MUNICIPAL BONDS — 15.55%
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	478,215
Barrington, IL Build
America General Obligation
5.370%, 12/15/2024	800,000	776,856
Bay Area Toll Authority Build
America Revenue Bond
6.263%, 04/01/2049	500,000	477,605
California State Unlimited General Obligation
7.500%, 04/01/2034	500,000	489,005
Central Puget Sound, WA Transit Authority
Build America Revenue Bond
4.845%, 02/01/2024	500,000	493,705
Chicago, IL Board of Education Build
America General Obligation
6.038%, 12/01/2029	500,000	496,990
Chicago, IL Metropolitan Water Reclamation
Build America General Obligation
5.720%, 12/01/2038	1,000,000	1,002,760
Colorado Springs, CO Utilities Build
America Revenue Bond
4.949%, 11/15/2024	500,000	487,590
Connecticut State Build America
General Obligation
5.632%, 12/01/2029	1,000,000	994,260
Cook County, IL Glencoe School
District General Obligation
5.875%, 12/01/2027	500,000	503,895
Dallas County, TX Hospital District
Build America General Obligation
5.348%, 08/15/2022	650,000	643,376
Delaware State Build America
General Obligation
4.700%, 10/01/2021	800,000	785,080
District of Columbia Income Tax Build
America Revenue Bond - Series E
4.793%, 12/01/2021	1,000,000	963,280
Florida State Turnpike Revenue Bond
6.140%, 07/01/2025	300,000	311,586

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Gainesville, FL Utilities Build
America Revenue Bond
4.497%, 10/01/2017	$500,000	$505,420
Hamilton County, OH Sewer System
Build America Revenue Bond
5.710%, 12/01/2022	500,000	513,300
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	246,197
Houston, TX Build America General Obligation
6.088%, 03/01/2029	500,000	499,835
Indiana University Build America
Certificate Participation
5.050%, 12/01/2022	500,000	483,815
Indiana Public Schools Multi-School
Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	958,370
Kentucky State Property & Buildings
Community Revenue Bond
5.100%, 10/01/2015	500,000	534,460
Los Angeles, CA Unified School District
Build America General Obligation
5.755%, 07/01/2029	500,000	468,585
Maryland State Build America
General Obligation
4.550%, 08/15/2024	1,000,000	967,770
Maryland State Unlimited General Obligation
5.000%, 08/01/2018	615,000	699,181
Mississippi State General Obligation
5.539%, 10/01/2029	500,000	477,375
Missouri State Highways & Transit
Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	488,075
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	482,770
New York, NY Build America General Obligation
5.206%, 10/01/2031	1,000,000	920,080
New York, NY Multifamily
Housing Revenue Bond
6.420%, 11/01/2039	500,000	494,700
New York State Urban Development
6.500%, 12/15/2018	300,000	341,445
Northern California Transmission
Agency Revenue Bond
5.880%, 05/01/2016	500,000	533,565
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	948,460
Ohio State Build America General Obligation
4.821%, 03/01/2022	1,000,000	969,580
Pueblo CO-Board of Waterworks
Build America Revenue Bond
5.700%, 11/01/2029	500,000	473,275
Purdue University, IN Build
America Certificate Participation
5.957%, 07/01/2031	500,000	492,085
South Carolina State Public Service
Authority Revenue Bond
6.224%, 01/01/2029	300,000	310,740
Tennessee State General Obligation
4.521%, 05/01/2021	400,000	384,892
Texas State Build America General Obligation
5.517%, 04/01/2039	1,000,000	975,390
University of California Revenue Bond
5.770%, 05/15/2043	500,000	488,390
University of Massachusetts
Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	480,515
University of Michigan Revenue Bond
6.172%, 04/01/2030	400,000	404,500
University of Texas Revenue Bond
6.276%, 08/15/2041	500,000	504,690
University of Washington Revenue Bond
6.060%, 07/01/2039	400,000	415,188
Utah State Build America General Obligation
4.554%, 07/01/2024	500,000	489,350
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	680,190
Utah Transit Authority Revenue Bond
5.937%, 06/15/2039	250,000	252,888
Virginia College Building Authority
Build America Revenue Bond
5.400%, 02/01/2026	250,000	238,613
Washington State Build
America General Obligation
4.736%, 08/01/2024	800,000	780,464
Washington Suburban Sanitation District
Build America General Obligation
4.800%, 06/01/2025	400,000	375,084
Wisconsin State Build America
General Obligation
5.200%, 05/01/2026	500,000	478,220
York County, SC School District Build
America General Obligation
5.500%, 03/01/2028	500,000	468,845
TOTAL MUNICIPAL BONDS
(Cost $29,656,253)		29,130,505
U.S. GOVERNMENT AGENCY ISSUES — 0.39% (f)
Federal Home Loan Bank
4.840%, 01/25/2012	402,032	423,086
4.720%, 09/20/2012	296,731	313,224
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $698,922)		736,310
U.S. TREASURY OBLIGATIONS — 7.35%
U.S. Treasury Bonds — 3.28%
5.375%, 02/15/2031	1,000,000	1,105,000
4.375%, 02/15/2038	500,000	480,000
4.250%, 05/15/2039	3,000,000	2,814,375
4.500%, 08/15/2039	800,000	781,875
4.375%, 11/15/2039	1,000,000	957,188
		6,138,438
U.S. Treasury Inflation Index Bond — 0.78%
1.750%, 01/15/2028	1,522,038	1,459,491
U.S. Treasury Inflation Index Notes — 3.29%
3.000%, 07/15/2012	1,442,784	1,551,218
1.875%, 07/15/2013	353,106	371,892
2.000%, 01/15/2014	409,483	433,028
2.625%, 04/30/2016	1,000,000	968,984
3.125%, 05/15/2019	3,000,000	2,841,093
		6,166,215
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,683,058)		13,764,144

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2009 (unaudited)

COUNTRY Bond Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 15.48%
Commercial Paper — 8.00%
American Express Company
0.060%, 01/15/2010	1,000,000	$999,930
Chevron Corp.
0.017%, 01/05/2010	2,500,000	2,499,978
Household Finance Corp.
0.060%, 01/15/2010	3,000,000	2,999,825
Prudential Funding Corp.
0.173%, 01/27/2010	3,000,000	2,999,567
Toyota Motor Corp.
0.023%, 01/06/2010	2,500,000	2,499,951
0.056%, 01/15/2010	3,000,000	2,999,837
		14,999,088
Money Market Funds — 7.48%
Federated Prime Obligation
Fund, 0.110% (b)	7,254,615	7,254,615
Virtus Insight Money
Market Fund, 0.170% (b)	6,752,974	6,752,973
		14,007,588
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,006,676)		29,006,676
TOTAL INVESTMENTS — 97.17%
(Cost $177,649,254)		182,085,903
OTHER ASSETS IN EXCESS
OF LIABILITIES — 2.83%		5,298,260
TOTAL NET ASSETS — 100.00%		$187,384,163

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	The coupon rate shown on variable rate securities represents the rates at December 31, 2009.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2009 these securities represented 3.37% of total net assets nor guaranteed by the United States Treasury.

(d)	Foreign issuer.
(e)	Default or other conditions exist and security is not presently accruing income.
(f)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2009 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$161,037,343	$177,649,254
At value	$192,704,920	$182,085,903
Cash	—	3,868,476
Receivable for investments sold	—	14,138
Receivable for capital stock sold	54,615	144,799
Dividends receivable	168,065	—
Interest receivable	2,231	1,521,208
Prepaid expenses and other assets	12,439	10,302
Total assets	192,942,270	187,644,826
Liabilities:
Payable for capital stock redeemed	19,710	55,340
Payable to Advisor	121,684	74,222
Payable to Custodian	35,133	—
Payable to Trustees	366	155
Accrued expenses and other liabilities	152,851	130,946
Total liabilities	329,744	260,663
Net Assets	$192,612,526	$187,384,163
Net Assets Consist of:
Paid in capital	$167,413,744	$183,177,781
Undistributed net investment income (loss)	514,283	(319,448)
Accumulated net realized gain (loss) on investments	(6,983,078)	89,181
Net unrealized appreciation on investments	31,667,577	4,436,649
Total — representing net assets applicable to outstanding capital stock	$192,612,526	$187,384,163
Class Y:
Net assets	$176,549,297	$180,303,281
Shares outstanding	8,975,224	17,278,409
Net asset value, redemption price and offering price per share	$19.67	$10.44
Class A:
Net assets	$16,063,229	$7,080,882
Shares outstanding	815,912	672,423
Net asset value and redemption price per share	$19.69	$10.53
Maximum offering price per share	$20.84	$11.00

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended December 31, 2009 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends*	$1,723,193	$21,627
Interest	13,307	3,835,405
Total investment income	1,736,500	3,857,032
Expenses:
12b-1 fees (Note G)	72,877	22,061
Investment advisory fees (Note F)	681,722	427,927
Transfer agent fees	97,952	90,593
Professional fees	46,687	43,480
Printing	50,763	43,421
Custody fees	17,780	13,162
Trustees’ fees	3,312	2,930
Administration fees	63,028	58,443
Accounting fees	29,712	46,945
Insurance	29,480	21,398
Registration fees	19,670	13,913
Other expenses	4,948	4,659
Total expenses	1,117,931	788,932
Less: Expenses waived (Note F)	(17,780)	(61,455)
Net expenses	1,100,151	727,477
Net Investment Income	636,349	3,129,555
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	4,327,145	911,942
Net change in unrealized appreciation on investments	27,184,728	2,730,584
Net realized and unrealized gain on investments	31,511,873	3,642,526
Increase (Decrease) in Net Assets Resulting from Operations	$32,148,222	$6,772,081

* Net of foreign taxes withheld of	$3,435	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Six Months Ended		Six Months Ended
	12/31/09	Year Ended	12/31/09	Year Ended
	(unaudited)	6/30/09	(unaudited)	6/30/09
Operations:
Net investment income	$636,349	$1,917,309	$3,129,555	$6,250,312
Net realized gain (loss) on investments	4,327,145	(11,310,442)	911,942	1,948,932
Net change in unrealized appreciation / depreciation on investments	27,184,728	(37,127,250)	2,730,584	2,058,620
Net increase (decrease) in net assets resulting from operations	32,148,222	(46,520,383)	6,772,081	10,257,864
Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(943,206)	(1,758,847)	(3,470,127)	(5,965,184)
Net realized gains on investments	—	(2,829,312)	(1,811,392)	(1,266,287)
Total distributions — Class Y	(943,206)	(4,588,159)	(5,281,519)	(7,231,471)
Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(84,617)	(162,615)	(141,948)	(292,792)
Net realized gains on investments	—	(265,397)	(74,932)	(64,795)
Total distributions — Class A	(84,617)	(428,012)	(216,880)	(357,587)
Capital Stock Transactions — (Net) (Note C)	2,957,603	3,489,623	33,468,767	(2,843,429)
Total increase (decrease) in net assets	34,078,002	(48,046,931)	34,742,449	(174,623)
Net Assets:
Beginning of period	158,534,524	206,581,455	152,641,714	152,816,337
End of period*	$192,612,526	$158,534,524	$187,384,163	$152,641,714
* Including undistributed net investment income (loss) of	$514,283	$905,757	$(319,448)	$163,072

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2009		Years Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005
Class Y Shares
Net asset value, beginning of period	$16.47		$21.89	$26.38	$24.16	$23.44	$22.28
Income from investment operations
Net investment income	0.06		0.20	0.17	0.21	0.26	0.21
Net realized and unrealized gains (losses)	3.25		(5.09)	(2.40)	3.53	1.16	1.17
Total from investment operations	3.31		(4.89)	(2.23)	3.74	1.42	1.38
Less Distributions
Dividends from net investment income	(0.11)		(0.20)	(0.16)	(0.28)	(0.20)	(0.22)
Distributions from capital gains	—		(0.33)	(2.10)	(1.24)	(0.50)	—
Total distributions	(0.11)		(0.53)	(2.26)	(1.52)	(0.70)	(0.22)
Net asset value, end of period	$19.67		$16.47	$21.89	$26.38	$24.16	$23.44
Total investment return(1)	20.15%		-22.77%	-9.02%	16.22%	6.10%	6.23%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$176,549		$145,423	$188,863	$204,771	$197,245	$190,955
Ratio of expenses to average net assets:
Before expense waiver	1.23	%(3)	1.23%	1.19%	1.20%	1.25%	1.25%
After expense waiver	1.21	%(3)	1.21%	1.17%	1.19%	1.23%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	0.68	%(3)	1.15%	0.71%	0.83%	1.03%	0.92%
After expense waiver	0.70	%(3)	1.17%	0.73%	0.84%	1.05%	0.93%
Portfolio turnover rate(2)	8.03%		26.11%	17.73%	33.17%	18.82%	14.57%

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2009		Years Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005
Class A Shares
Net asset value, beginning of period	$16.48		$21.91	$26.40	$24.18	$23.46	$22.30
Income from investment operations
Net investment income	0.06		0.20	0.19	0.22	0.25	0.23
Net realized and unrealized gains (losses)	3.26		(5.10)	(2.42)	3.52	1.17	1.15
Total from investment operations	3.32		(4.90)	(2.23)	3.74	1.42	1.38
Less Distributions
Dividends from net investment income	(0.11)		(0.20)	(0.16)	(0.28)	(0.20)	(0.22)
Distributions from capital gains	—		(0.33)	(2.10)	(1.24)	(0.50)	—
Total distributions	(0.11)		(0.53)	(2.26)	(1.52)	(0.70)	(0.22)
Net asset value, end of period	$19.69		$16.48	$21.91	$26.40	$24.18	$23.46
Total investment return(1)	20.20%		-22.79%	-9.02%	16.21%	6.10%	6.22%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$16,063		$13,112	$17,718	$20,550	$12,981	$9,594
Ratio of expenses to average net assets:
Before expense waiver	1.23	%(3)	1.23%	1.19%	1.20%	1.25%	1.25%
After expense waiver	1.21	%(3)	1.21%	1.17%	1.19%	1.23%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	0.68	%(3)	1.15%	0.71%	0.83%	1.03%	0.92%
After expense waiver	0.70	%(3)	1.17%	0.73%	0.84%	1.05%	0.93%
Portfolio turnover rate(2)	8.03%		26.11%	17.73%	33.17%	18.82%	14.57%

(1)	Total investment return does not reflect sales load.
(2)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2009		Years Ended June 30,
	(unaudited)		2009	2008	2007		2006	2005
Class Y Shares
Net asset value, beginning of period	$10.33		$10.12	$9.91	$9.84		$10.34	$10.28
Income from investment operations
Net investment income	0.19		0.44	0.43	0.42		0.42	0.41
Net realized and unrealized gains (losses)	0.26		0.29	0.21	0.07		(0.49)	0.17
Total from investment operations	0.45		0.73	0.64	0.49		(0.07)	0.58
Less Distributions
Dividends from net investment income	(0.22)		(0.43)	(0.43)	(0.42)		(0.42)	(0.42)
Distributions from capital gains	(0.12)		(0.09)	—	(0.00	)(1)	(0.01)	(0.10)
Total distributions	(0.34)		(0.52)	(0.43)	(0.42)		(0.43)	(0.52)
Net asset value, end of period	$10.44		$10.33	$10.12	$9.91		$9.84	$10.34
Total investment return(2)	4.38%		7.51%	6.58%	5.08%		-0.67%	5.74%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$180,303		$146,168	$145,405	$131,593		$60,151	$48,166
Ratio of expenses to average net assets:
Before expense waiver	0.92	%(4)	0.95%	0.89%	0.91%		1.22%	1.24%
After expense waiver	0.85	%(4)	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	3.58	%(4)	4.14%	4.18%	4.16%		3.88%	3.61%
After expense waiver	3.65	%(4)	4.24%	4.22%	4.22%		4.25%	4.00%
Portfolio turnover rate(3)	13.58%		40.72%	50.14%	25.97%		17.46%	27.37%

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2009		Years Ended June 30,
	(unaudited)		2009	2008	2007		2006	2005
Class A Shares
Net asset value, beginning of period	$10.42		$10.20	$9.99	$9.92		$10.42	$10.36
Income from investment operations
Net investment income	0.20		0.44	0.43	0.42		0.42	0.41
Net realized and unrealized gains (losses)	0.25		0.30	0.21	0.07		(0.49)	0.17
Total from investment operations	0.45		0.74	0.64	0.49		(0.07)	0.58
Less Distributions
Dividends from net investment income	(0.22)		(0.43)	(0.43)	(0.42)		(0.42)	(0.42)
Distributions from capital gains	(0.12)		(0.09)	—	(0.00	)(1)	(0.01)	(0.10)
Total distributions	(0.34)		(0.52)	(0.43)	(0.42)		(0.43)	(0.52)
Net asset value, end of period	$10.53		$10.42	$10.20	$9.99		$9.92	$10.42
Total investment return(2)	4.34%		7.55%	6.52%	5.15%		-0.76%	5.69%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,081		$6,474	$7,411	$6,567		$3,479	$2,804
Ratio of expenses to average net assets:
Before expense waiver	0.92	%(4)	0.95%	0.89%	0.91%		1.22%	1.24%
After expense waiver	0.85	%(4)	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	3.58	%(4)	4.14%	4.18%	4.16%		3.88%	3.61%
After expense waiver	3.65	%(4)	4.24%	4.22%	4.22%		4.25%	4.00%
Portfolio turnover rate(3)	13.58%		40.72%	50.14%	25.97%		17.46%	27.37%

(1)	Amount less than $0.005 per share.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2009 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”) (referred to herein as “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%
Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices.  Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009:

	COUNTRY Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$184,721,122	$—	$—	$184,721,122
Mortgage
Backed Securities	—	268,555	—	268,555
Short-Term
Investments	7,715,243	—	—	7,715,243
Total Investments
in Securities	$192,436,365	$268,555	$—	$192,704,920

	COUNTRY Bond Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$41,884	$—	$—	$41,884
Fixed Income
Asset Backed
Securities	—	6,445,461	—	6,445,461
Corporate Bonds	—	53,896,070	—	53,896,070
Mortgage
Backed Securities	—	49,064,853	—	49,064,853
Municipal Bonds	—	29,130,505	—	29,130,505
U.S. Government
Agency Issues	—	736,310	—	736,310
U.S. Treasury
Obligations	—	13,764,144	—	13,764,144
Commercial Paper	—	14,999,088	—	14,999,088
Money
Market Funds	14,007,588	—	—	14,007,588
Total Investments
in Securities	$14,049,472	$168,036,431	$—	$182,085,903

(2) Investment Income and Securities Transactions: Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2009 (unaudited) (continued)

accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2009, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	Growth Fund
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
	Shares	Amount	Shares	Amount
Class Y
Shares sold	589,031	$10,893,796	1,320,787	$21,694,324
Shares issued through reinvestment of dividends	51,018	896,390	217,241	4,384,331
Shares redeemed	(495,822)	(9,213,863)	(1,334,498)	(22,327,756)
Total Class Y Transactions	144,227	2,576,323	203,530	3,750,899
Class A
Shares sold	62,490	$1,171,440	132,954	$2,172,271
Shares issued through reinvestment of dividends	4,802	84,464	21,129	427,366
Shares redeemed	(46,938)	(874,624)	(167,133)	(2,860,913)
Total Class A Transactions	20,354	381,280	(13,050)	(261,276)
Net Increase in capital stock	164,581	$2,957,603	190,480	$3,489,623

	Bond Fund
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
	Shares	Amount	Shares	Amount
Class Y
Shares sold	3,611,030	$38,031,972	4,763,620	$48,074,577
Shares issued through reinvestment of dividends	485,547	5,069,140	687,178	6,916,450
Shares redeemed	(967,948)	(10,177,158)	(5,672,824)	(56,761,786)
Total Class Y Transactions	3,128,629	32,923,954	(222,026)	(1,770,759)
Class A
Shares sold	78,513	$837,059	109,033	$1,109,897
Shares issued through reinvestment of dividends	20,573	216,712	35,173	356,759
Shares redeemed	(47,894)	(508,958)	(249,309)	(2,539,326)
Total Class A Transactions	51,192	544,813	(105,103)	(1,072,670)
Net Increase in capital stock	3,179,821	$33,468,767	(327,129)	$(2,843,429)

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended December 31, 2009, were as follows:

	Purchases	Sales
Growth Fund	$14,003,695	$16,471,653
Bond Fund	22,362,696	15,585,564

For the six months ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$ —	$ 471
Bond Fund	6,206,062	4,220,762

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2009 (unaudited) (continued)

Note (E) Income Tax Information:  As of June 30, 2009, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Cost of investments	$154,426,285	$149,852,440
Unrealized appreciation	$29,163,813	$5,599,963
Unrealized depreciation	(24,680,964)	(3,917,988)
Net unrealized appreciation	$4,482,849	$1,681,975
Undistributed ordinary income	$905,757	$981,974
Undistributed long-term capital gains	—	268,751
Distributable earnings	$905,757	$1,250,725
Other accumulated losses	$(11,310,223)	$—
Total accumulated gains (losses)	$(5,921,617)	$2,932,700

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the six months ended December 31, 2009 and the year ended June 30, 2009 was as follows:

	Six Months Ended	Year Ended
	December 31, 2009	June 30, 2009
Growth Fund
Ordinary Income	$1,027,823	$1,921,556
Long-term capital gains	—	3,094,615
	$1,027,823	$5,016,171

	Six Months Ended	Year Ended
	December 31, 2009	June 30, 2009
Bond Fund
Ordinary Income	$5,095,506	$6,696,210
Long-term capital gains	402,893	892,848
	$5,498,399	$7,589,058

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2009.  Capital loss carryovers and post-October loss deferrals as of June 30, 2009 were as follows:

		Capital Loss	Post-October
	Capital Loss	Carryover	Loss
	Carryover(1)	Expiration	Deferral
Growth Fund	(2,098,306)	06/30/17	(9,211,917)
Bond Fund	—	—	—

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next six months.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the six months ended December 31, 2009 were $17,780 and $13,162, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceeds 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver.  Effective January 30, 2002, this agreement became contractual.  These agreements may be terminated at any time after May 31, 2010.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the six months ended December 31, 2009, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$681,722	$ —
Bond Fund	0.50%	$427,928	$48,293

*  Excludes waiver of custody fees.

At December 31, 2009, 64.5% of the shares outstanding of the Growth Fund and 95.5% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by COUNTRY Trust Bank.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the Growth Fund and Bond Fund for the six months ended December 31, 2009 were $30,269 and $28,395, respectively.

Legal fees are included in Professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2009 (unaudited) (continued)

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2009, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.08% and 0.03%, respectively.

Note (H) Subsequent Events:  The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.  The Funds have evaluated events and transactions for potential recognition or disclosure through March 1, 2010, the date the financial statements were available to be issued.

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	71	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.  Farmer.

Charlot R. Cole	68	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1980 to date. Farmer.

Darrel L. Oehler	63	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)
Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean Co. Public Building Commission, 2004 to 2008; Shareholder and Director of Nu-Way Transportation, Inc., 4/1/2000 to 2/1/2010.

Robert D. Grace	62	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	76	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

William H. Olthoff*	66	Trustee since 2007	Director: Illinois Agricultural Association and Affiliated Companies (3), 2000 to
(7/11/43)			date; Director: COUNTRY Trust Bank (4), 2003 to date. Farmer.

Carson H. Varner, Jr.	64	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	48	Treasurer since 2009	Vice President-Finance and Treasurer : Illinois Agricultural Association and
(12/11/61)			Affiliated Companies, April 2009 to date; Treasurer: COUNTRY Trust Bank, April 2009; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Peter J. Borowski	59	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank (4) 2005 to date and
(5/10/50)			COUNTRY Financial (6) 2003 to date.

Barbara L. Mosson	57	Chief Compliance Officer	Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	57	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date.
(1/31/53)

Scott Hancock	52	Vice President since 2010	Vice President Trust Services and Trust Officer: COUNTRY Trust Bank (4),
(7/4/57)			Director of the Retirement and Investment Services Department: COUNTRY
			Trust Bank, 2000 to 2007.

John D. Blackburn	61	Vice President since 2001	Chief Executive Officer: COUNTRY Financial (6), 2001 to date.
(4/2/48)

Robert W. Rush, Jr.	64	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank (4), 1999 to date.
(9/3/45)

Richard L. Guebert, Jr.	58	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

Derek C. Vogler	38	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

Philip T. Nelson*	52	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003
Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: COUNTRY Capital Management Company, 2003 to date; Farmer.

James M. Jacobs	43	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008
Companies (3), February 2008 to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies (3), April 2005 to February 2008; 2008; General Counsel and Secretary: COUNTRY Trust Bank (4), February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2009 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust

COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
Roger D. Grace
William H. Olthoff
Carson H. Varner Jr.
Darrel L. Oehler

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Scott Hancock, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

Quasar Distributors, LLC
Milwaukee, Wisconsin

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/10)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date   February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date   February 19, 2010

By (Signature and Title)*    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date   February 19, 2010

* Print the name and title of each signing officer under his or her signature.